Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	$ 465,287
Deposits eligible for early redemption without penalty	31,831	$ 30,852
Non Interest Bearing Deposits	45,458	49,515
Bank Recapitalization (Bail-In) Regime [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	61,649	63,925
U.S. dollars [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	496,771	492,404
Non USD Non CAD [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	$ 55,502	$ 55,705